Goodwill and Inatangible Assets	12 Months Ended
Dec. 31, 2021
Description of accounting policy for intangible assets and goodwill [text block] [Abstract]
GOODWILL AND INATANGIBLE ASSETS

NOTE 9 – GOODWILL AND INATANGIBLE ASSETS:

A.	Composition and movements:

	Technology	Software license	Patent	Brand name	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 01, 2021	199	-	-	-	296	495
Additions	279	1,460	75	4,728	55	6,597
Currency translation	-	46	-	-	11	57
Additions related to first time consolidation	-	-	-	1,311	564	1,875
Balance as of December 31, 2021	478	1,506	75	6,039	926	9,024
Accumulated Amortization:
Balance as of January 01, 2021	-	-	-	-	-	-
Additions	(69)	-	-	-	-	(69)
Impairment	-	-	-	(89)	-	(89)
Additions related to first time consolidation	-	-	-	(545)	-	(545)
Balance as of December 31, 2021	(69)	-	-	(634)	-	(703)
Intangible assets, net, as of December 31, 2021	409	1,506	75	5,405	926	8,321

	Technology	Software license	Patent	Brand name	Goodwill	Total
USD in thousands
Cost:
Balance as of January 01, 2020	-	-	-	-	-	-
Additions	-	-	-	-	-	-
Additions related to first time consolidation	199	-	-	-	296	495
Disposals	-	-	-	-	-	-
Currency translation	-	-	-	-	-	-
Balance as of December 31, 2020	199	-	-	-	296	495
Accumulated amortization:
Balance as of January 01, 2020	-	-	-	-	-	-
Additions	-	-	-	-	-	-
Additions related to first time consolidation	-	-	-	-	-	-
Disposals	-	-	-	-	-	-
Currency translation	-	-	-	-	-
Balance as of December 31, 2020	-	-	-	-	-	-
Intangible assets, net, as of December 31, 2020	199	-	-	-	296	296

B.	Additions during the year:

on January 4, 2021, the Company closed a common stock purchase agreement with Pro, Purex and their respective stockholders (the “Pro and Purex SPA”). As of the acquisition date the Company recorded intangible assets in the amount of USD 1,311 Thousands and goodwill in the amount USD 688 thousands. For additional information see note 3E.

On January 7, 2021, Charging Robotics purchased a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology in consideration for USD 75 thousand. For additional information see note 3I.

On February 2, 2021, Pro entered into purchase agreement of a virtual store “Whoobli” from a third party (hereafter - the “Whoobli Seller”). As part of the agreement, Pro purchased a seller account which operates on the Amazon.com website under the name “Whoobli”, which markets a private label of basketball shooting baskets, children’s punching bags and decoration for children’s birthday parties, including the intellectual property attributed to it and including trademarks attributed to products sold on the account’s sales page, for a total of USD 4,000 thousands. In addition, in accordance with the agreement, Pro purchased from Whoobli seller the remaining inventory for a total amount of approximately USD 350 thousands, which is the cost of the inventory purchased by Whoobli seller. On the date of the acquisition, Pro fully recognized all the amount of the acquisition as an intangible asset, and in the Company’s management opinion, the useful life of the intangible asset recognized is 10 years.

On February 2, 2021, Pro entered into a purchase agreement of a virtual store “Wellted” from a third party (hereafter - the “Wellted Seller”). As part of the agreement, Pro purchased a seller account which operates on the Amazon.com website under the name “Wellted”, which markets a private label of brushes used for removing and cleaning animal body hair from fabrics, including the intellectual property attributed to it and including trademarks attributed to products sold on the account’s sales page, for a total amount of USD 250 thousands. In addition, in accordance with the agreement, Pro purchased from Wellted seller the inventory that remained in his possession for a total of approximately USD 55 thousands, which is the cost of the inventory purchased by Wellted seller. On the date of the acquisition, Smart Pro fully recognized all the amount of the acquisition as an intangible asset, and in the Company’s management opinion, the useful life of the intangible asset recognized is 10 years.

On February 3, 2021, Smart Pro entered into purchase agreement of a virtual store “Pet-evo” from a third party (hereafter - the “Pet-evo Seller”). As part of the agreement, Pro purchased a seller account which operates on the Amazon.com website under the name “Pet-evo”, which markets a private label of used car door protectors from damage caused by animals, including the intellectual property attributed to it and including trademarks attributed to products sold on the account’s sales page, for a total of USD 450 thousands. In addition, in accordance with the agreement, Pro purchased from Pet-evo seller the inventory that remained in his possession for a total of approximately USD 35 thousands, which is the cost of the inventory purchased by Pet-evo seller. On the date of the acquisition, Pro fully recognized all the amount of the acquisition as an intangible asset, and in the Company’s management opinion, the useful life of the intangible asset recognized is 10 years.

On February 4, 2021, Eventer signed an addendum to the agreement with Screenz Cross Media Ltd. (a company owned and managed by Eli Uzan who serves as the Company’s President). The agreement was signed during November 2020 for the purpose of collaborating in the field of virtual conferences. According to the provisions of the addendum to the agreement, Eventer will receive an exclusive license for using the broadcasting system of Screenz with respect to the field of virtual conferences and development services, and in exchange will pay Screenz an amount of USD 1,500 (approximately NIS 4,280) over a period of 8 months, as well as 8% from the revenues earned from using the broadcasting system in the field of virtual conferences. On December 30, 2021 the Board of Directors of Eventer approved an amendment of the agreement between Eventer and Screenz Cross-Media Ltd. As per the amendment, instead of USD 1,500, the Company will pay in exchange for the license an aggregate amount of USD 1,800, and the repayment term is to be extended to a period of three years, in monthly installments of approximately USD 50 each.

In March 2021, Purex received an update from Amazon.com (Hereafter – “Amazon”) regarding a new Environmental Protection Agency (EPA) regulation. Following the new EPA regulation, Amazon categorized the Purex’ product as a pesticide product. Amazon requires that pesticide products be filed with evidence of an EPA registration number and/or EPA Establishment number or certification that the product is exempt from EPA regulation, otherwise the existing listing (of the product) may be subject to removal. Purex examined the related costs following that requirement to comply with such regulations, and decided to write off the intangible asset balance. Therefore the Group eliminated the intangible asset related sum to the amount of USD 87 thousands.

C.	amortization expenses of the intangible assets are classified in profit or loss as follows:

	Year ended on December 31,
	2021	2020	2019
	USD in thousands

Cost of sales	-	-	-
Sales and marketing	-	-	-
General and administrative	304	-	-
	304	-	-